Property and Equipment, Net (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 21,181		$ 21,181		$ 11,843	$ 5,147
Less: Accumulated depreciation and amortization	(3,629)		(3,629)		(2,527)	(1,461)
Total property, plant and equipment, net	17,552		17,552		9,316	3,686
Depreciation and amortization expense	600	$ 300	1,102	$ 394	1,065	535
Computers and telecom equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	217		217		217	217
Lab equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	494		494		487	487
Software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	59		59		59	59
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	37		37		37	37
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	553		553		95	95
Leased equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 19,821		$ 19,821		$ 10,948	$ 4,252